Operating profit	12 Months Ended
Dec. 31, 2017
Operating profit
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Selling, general and administrative costs

In 2017, Selling, general and administrative costs includes a charge of $208m (2016: credit of $999m; 2015: credit of $378m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2017, Selling, general and administrative costs also includes a credit of $209m (2016: credit of $41m; 2015: $nil) resulting from changes in estimates of the cash flows arising from the put option over the non-controlling interest in Acerta Pharma.

In 2017, Selling, general and administrative costs also includes a total of $241m (2016: $223m; 2015: $313m) of legal provisions relating to a number of legal proceedings in various jurisdictions in relation to several marketed products.

Further details of impairment charges for 2017, 2016 and 2015 are included in Notes 7 and 9.

Other operating income and expense

	2017	2016	2015
	$m	$m	$m
Royalties
Income	132	406	322
Amortisation	(45)	(86)	(114)
Gains on disposal of intangible assets	1,518	1,301	961
Gains on disposal of short-term investments	161	–	–
Net gains on disposal of other non-current assets	24	29	85
Impairment of property, plant and equipment	(78)	–	–
Impairment of intangible assets	–	–	(64)
Other income	286	146	327
Other expense	(168)	(141)	(17)
Other operating income and expense	1,830	1,655	1,500

Royalty amortisation relates to intangible assets recorded in respect of income streams acquired with MedImmune, and upon the restructuring of a historical joint venture with MSD.

Gains on disposal of intangible assets in 2017 includes $555m on the disposal of the remaining rights to the global anaesthetics portfolio, $301m on disposal of Europe rights to Seloken and $193m on disposal of the global rights to Zomig.

Gains on disposal of intangible assets in 2016 includes $368m on the disposal of the small molecule antibiotics assets in most markets outside the US, $321m on the disposal of Rest of World rights to Rhinocort Aqua,  $231m on the disposal of global rights to MEDI2070 and $183m on the disposal of Rest of World rights to Imdur.

Gains on disposal of intangible assets in 2015 includes $380m on the disposal of US rights to Entocort,  $215m on the disposal of Rest of World rights to Entocort,  $193m on the disposal of global rights to Myalept and $165m on the disposal of global rights to Caprelsa.

Restructuring costs

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 19.

	2017	2016	2015
	$m	$m	$m
Cost of sales	181	130	158
Research and development expense	201	178	258
Selling, general and administrative costs	347	823	618
Other operating income and expense	78	(24)	–
Total charge	807	1,107	1,034

	2017	2016	2015
	$m	$m	$m
Severance costs	176	505	298
Accelerated depreciation and impairment	141	46	81
Relocation costs	6	18	34
Other	484	538	621
Total charge	807	1,107	1,034

Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of decommissioning sites impacted by changes to our global footprint, temporary lease costs during relocation, internal project costs, and external consultancy fees.

Financial instruments

Included within operating profit are the following net gains and losses on financial instruments:

	2017	2016	2015
	$m	$m	$m
Losses on forward foreign exchange contracts	(6)	(216)	(22)
(Losses)/gains on receivables and payables	(30)	132	(36)
Gains on disposal of short-term investments	161	–	–
Gains on other available for sale investments	34	–	74
Total	159	(84)	16

Gains and losses on available for sale investments includes gains of $4m (2016: $nil; 2015: gains of $43m) which have been reclassified from other comprehensive income.